Shareholder Report, Line Graph (Details) 197315_Pacer US Small Cap Cash Cows Growth Leaders ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	May 01, 2023	Apr. 30, 2026
Pacer US Small Cap Cash Cows Growth Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Pacer US Small Cap Cash Cows Growth Leaders ETF NAV
Accumulated Value	$ 11,534	$ 11,426	$ 10,000	$ 15,168
Pacer US SmallCap Cash Cows Growth Leaders Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Pacer US SmallCap Cash Cows Growth Leaders Index
Accumulated Value	11,698	11,508	10,000	$ 15,489
S&P Composite 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500 Index
Accumulated Value	13,570	12,212	10,000	$ 17,799
S&P SmallCap 600 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600 Growth Index
Accumulated Value	$ 11,621	$ 11,797	$ 10,000	$ 15,664